Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 08, 2019	Dec. 31, 2018
Statement [line items]
Gross deferred tax assets			$ 8,344	$ 7,952		$ 8,782
Deferred tax assets			8,214	7,909
Gross deferred tax liabilities			(7,552)	(5,910)		(7,558)
Deferred tax liabilities			(7,422)	(5,867)
Net deferred tax balance	$ 792	$ 2,042	792	2,042		1,224
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,042	1,224
Credited/(charged) to income	293	354
Charged to equity	9	(83)
Credited/(charged) to other comprehensive income	(39)	(289)
Impact of business combinations	(1,501)	(47)
Other movements	(12)	25
Net deferred tax balance at end of period	792	2,042
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction			130	43
Deferred tax assets			8,214	7,909
Deferred tax liabilities			(7,422)	(5,867)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets			189	108		191
Gross deferred tax liabilities			(430)	(390)		(622)
Net deferred tax balance	(241)	(282)	(241)	(282)		(431)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(282)	(431)
Credited/(charged) to income	89	74
Impact of business combinations	5	3
Other movements	(53)	(10)
Net deferred tax balance at end of period	(241)	(282)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets			1,351	1,469		1,233
Gross deferred tax liabilities			(5,269)	(3,610)		(5,384)
Net deferred tax balance	(2,141)	(4,151)	(3,918)	(2,141)		(4,151)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(2,141)	(4,151)
Credited/(charged) to income	110	605
Charged to equity		8
Impact of business combinations	(1,945)	(45)
Other movements	58	39
Net deferred tax balance at end of period	(3,918)	(2,141)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets			1,137	1,078		1,188
Gross deferred tax liabilities			(340)	(291)		(273)
Net deferred tax balance	797	915	797	787		915
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	787	915
Credited/(charged) to income	(25)	308
Credited/(charged) to other comprehensive income	(3)	(313)
Other movements	38
Net deferred tax balance at end of period	797	787
Inventories [member]
Statement [line items]
Gross deferred tax assets			2,502	2,446		3,722
Gross deferred tax liabilities			(159)	(287)		(474)
Net deferred tax balance	2,159	2,159	2,343	2,159		3,248
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,159	3,248
Credited/(charged) to income	212	(818)
Impact of business combinations	(3)
Other movements	(25)	(23)
Net deferred tax balance at end of period	2,343	2,159
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets			507	255		273
Gross deferred tax liabilities			(10)	(7)
Net deferred tax balance	497	273	497	248		273
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	248	273
Credited/(charged) to income	(164)	(113)
Charged to equity		75
Impact of business combinations	408	21
Other movements	5	31
Net deferred tax balance at end of period	497	248
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets			2,658	2,596		2,175
Gross deferred tax liabilities			(1,344)	(1,325)		(805)
Net deferred tax balance	1,271	1,271	$ 1,314	$ 1,271		1,370
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,271	1,370
Credited/(charged) to income	71	298
Charged to equity	9	(166)
Credited/(charged) to other comprehensive income	(36)	24
Impact of business combinations	34	(26)
Other movements	(35)	(12)
Net deferred tax balance at end of period	$ 1,314	1,271
Discontinued operations [member]
Statement [line items]
Deferred tax assets					$ 732
Deferred tax liabilities					(1,713)
Net deferred tax balance		858				858
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		858
Net deferred tax balance at end of period
Deferred tax assets					732
Deferred tax liabilities					$ (1,713)
Discontinued operations [member] | Property, plant and equipment [member]
Statement [line items]
Net deferred tax balance		82				82
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		82
Net deferred tax balance at end of period
Discontinued operations [member] | Intangible assets [member]
Statement [line items]
Net deferred tax balance		1,403				1,403
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		1,403
Net deferred tax balance at end of period
Discontinued operations [member] | Pensions and other benefit obligations of associates [member]
Statement [line items]
Net deferred tax balance		(123)				(123)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(123)
Net deferred tax balance at end of period
Discontinued operations [member] | Inventories [member]
Statement [line items]
Net deferred tax balance		(248)				(248)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(248)
Net deferred tax balance at end of period
Discontinued operations [member] | Tax loss carryforwards [member]
Statement [line items]
Net deferred tax balance		(39)				(39)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		(39)
Net deferred tax balance at end of period
Discontinued operations [member] | Other assets, provisions and accruals [member]
Statement [line items]
Net deferred tax balance		(217)				$ (217)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period		$ (217)
Net deferred tax balance at end of period